Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [Abstract]
Property, plant and equipment
9.	Property, plant and equipment

	Vessels US$’000	Dry docking and scrubbers US$’000	Right-of- use assets – Vessels US$’000	Others US$’000	Total US$’000
Cost
At 1 January 2024	3,573,265	143,375	199,582	1,495	3,917,717
Additions (Note 9(a))	12,514	36,230	23,411	83	72,238
Disposal of vessels (Note 9(a))	(75,400)	(3,555)	(1,280)	—	(80,235)
Write off on completion of dry docking cycle	—	(19,206)	—	—	(19,206)
At 31 December 2024	3,510,379	156,844	221,713	1,578	3,890,514
Accumulated depreciation and impairment charges
At 1 January 2024	899,327	75,216	165,021	531	1,140,095
Depreciation charge	139,048	35,635	39,311	314	214,308
Disposal of vessels (Note 9(a))	(49,219)	(1,746)	(1,280)	—	(52,245)
Write off on completion of dry docking cycle	—	(19,206)	—	—	(19,206)
At 31 December 2024	989,156	89,899	203,052	845	1,282,952
Net book value
At 31 December 2024	2,521,223	66,945	18,661	733	2,607,562
Cost
At 1 January 2023	3,698,658	138,001	187,730	1,369	4,025,758
Additions (Note 9 (a))	158,435	25,831	11,852	126	196,244
Disposal of vessels (Note 9(a))	(283,828)	(12,517)	—	—	(296,345)
Write off on completion of dry docking cycle	—	(7,940)	—	—	(7,940)
At 31 December 2023	3,573,265	143,375	199,582	1,495	3,917,717
Accumulated depreciation and impairment charges
At 1 January 2023	970,339	58,791	119,826	239	1,149,195
Depreciation charge	135,469	28,771	45,195	292	209,727
Disposal of vessels (Note 9(a))	(206,481)	(4,406)	—	—	(210,887)
Write off on completion of dry docking cycle	—	(7,940)	—	—	(7,940)
At 31 December 2023	899,327	75,216	165,021	531	1,140,095
Net book value
At 31 December 2023	2,673,938	68,159	34,561	964	2,777,622

(a)	For the financial year ended 2023:

Acquisition:

i.
The Group acquired two IMO II Handy, one IMO II MR and one LR1 vessel from external parties. The newly acquired IMO II Handy vessels were financed under the US$303 million revolving credit facility, for which there were no drawdowns in the financial year ended 31 December 2023. The remaining vessels are unencumbered.

Disposal:

i.	The Group disposed of six LR1 vessels.

For the financial year ended 2024:
The Group’s LR1 vessel, Hafnia Nile, was involved in a collision with another vessel, resulting in extensive damage. As a result of the collision, the vessel was unable to resume operations until the necessary salvage operations and repairs were completed. The Group has incurred salvage and repair costs as at the balance sheet date but has insurance contracts under which it can make claims for compensation.
The Group will simultaneously record a compensation receivable from the insurer when salvage costs are initially recognised as a provision, as the Group has determined that a reimbursement right exists. For repair costs, which were recognized as separate loss events when incurred, the Group will simultaneously record a compensation receivable from the insurer as the Group has determined that it has a right to exert a claim for compensation for the loss events.
As at 31 December 2024, the Group has recognized US$16.2 million and US$13.7 million in insurance receivables in relation to salvage and repair costs respectively.
Disposal:
i.	The Group disposed of one LR1 vessel and one MR vessel.

(b)
As at 31 December 2024, 2023 and 2022, the Group assessed whether its vessels had indicators of impairment by reference to internal and external factors according to its stated policy set out in Note 2.3(b).

The Group obtained valuation reports from independent ship brokers to assess whether the fair value of vessels, as per valuation reports exceeded their carrying values at the balance sheet date. These valuations (which are considered a Level 2 measure of fair value) of the Group’s vessels exceeded their respective carrying amounts. After considering the macroeconomic and geopolitical factors affecting the product and chemical tanker businesses at the balance sheet date, the Group concluded that there were no indicators of impairment for the vessels owned and leased by the Group.

(c)	The Group has mortgaged vessels with a total carrying amount of US$2,332.6 million (2023: US$2,491.8 million, 2022: US$2,807.5 million) as security over the Group’s borrowings.